UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mario Cibelli

Address:  52 Vanderbilt Avenue, 4th Floor
          New York, New York 10017

13F File Number: 028-11689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mario D. Cibelli
Phone:    (212) 490-0399

Signature, Place and Date of Signing:


/s/ Mario D. Cibelli              New York, New York           May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  25

Form 13F Information Table Value Total: $69,161
                                      (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-11767                Cibelli Capital Management LLC

2.        028-11691                Marathon Partners LP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE     SHRS OR   SH/ PUT/  INVSMT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL  DSCRTN  MGRS     SOLE    SHARED      NONE
ACERGY S A                     SPONSORED ADR    00443E104       427       20,000 SH        SHARED  1, 2      20,000
ACACIA RESH CORP               ACACIA TCH COM   003881307     2,177      378,635 SH        SHARED  1, 2     378,635
BED BATH & BEYOND INC          COM              075896100     6,919      234,535 SH        SHARED  1, 2     234,535
BELO CORP                      COM SER A        080555105       261       24,700 SH        SHARED  1, 2      24,700
BLACKBOARD INC                 COM              091935502     3,706      111,188 SH        SHARED  1, 2     111,188
CRAFTMADE INTL INC             COM              22413E104     1,541      187,963 SH        SHARED  1, 2     187,963
DOVER DOWNS GAMING & ENTMT I   COM              260095104     5,541      651,100 SH        SHARED  1, 2     651,100
DOVER MOTORSPORTS INC          COM              260174107    16,346    2,653,107 SH        SHARED  1, 2   2,653,107
FAMOUS DAVES AMER INC          COM              307068106       231       24,225 SH        SHARED  1, 2      24,225
ENERGY FOCUS INC               COM              29268T102       479      192,392 SH        SHARED  1, 2     192,392
HEARST-ARGYLE TELEVISION INC   COM              422317107     1,354       65,640 SH        SHARED  1, 2      65,640
INTERNATIONAL SPEEDWAY CORP    CL A             460335201     2,089       50,700 SH        SHARED  1, 2      50,700
LEGG MASON INC                 COM              524901105     1,427       25,500 SH        SHARED  1, 2      25,500
LIVEPERSON INC                 COM              538146101       458      147,600 SH        SHARED  1, 2     147,600
LUXOTTICA GROUP S P A          SPONSORED ADR    55068R202     1,019       40,500 SH        SHARED  1, 2      40,500
NASDAQ OMX GROUP INC           COM              631103108     2,536       65,600 SH        SHARED  1, 2      65,600
NETFLIX INC                    COM              64110L106       996       28,753 SH        SHARED  1, 2      28,753
NATURAL GAS SERVICES GROUP     COM              63886Q109       838       38,400 SH        SHARED  1, 2      38,400
PANHANDLE OIL AND GAS INC      CL A             698477106     1,813       65,600 SH        SHARED  1, 2      65,600
PETSMART INC                   COM              716768106     6,455      315,789 SH        SHARED  1, 2     315,789
STAMPS COM INC                 COM NEW          852857200     3,238      315,570 SH        SHARED  1, 2     315,570
TEMPUR PEDIC INTL INC          COM              88023U101     1,131      102,800 SH        SHARED  1, 2     102,800
UNION PAC CORP                 COM              907818108       627        5,000 SH        SHARED  1, 2       5,000
U S PHYSICAL THERAPY INC       COM              90337L108       567       39,300 SH        SHARED  1, 2      39,300
WAL MART STORES INC            COM              931142103     6,985      132,595 SH        SHARED  1, 2     132,595

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